Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Disclosure of tax rate reconciliation
Tax rate reconciliation

	Year ended December 31,
(in thousands of euro)	2020	2021	2022
Net income (loss) before tax	(63,984)	(52,809)	(58,103)
Statutory tax rate	28.00%	26.50%	25.00%
Income tax benefit / (expense) calculated at statutory tax rate	17,916	13,994	14,526
Increase / (decrease) in income tax benefit / (expenses) arising from:
Differences in tax rates	128	62	—
Research tax credit	3,961	3,091	1,971
Provision for defined benefit obligations	(117)	39	106
Share-based compensation	(693)	(694)	(1,062)
Revenue from collaboration agreements	8,824	(3,313)	2,210
Non-recognition of deferred tax assets related to tax losses and temporary differences	(15,746)	(14,433)	(18,290)
Carry-back	—	—	—
Impact linked to intra-group merger operations	(16,288)	—	—
Impact linked to the exercise of a real estate leasing option	(1,103)	—	—
Others differences	3,118	1,254	539
Income tax benefit / (expense) (a)	—	—	—
Effective tax rate	0%	0%	0%
Deferred tax income / (loss) (b)	—	—	—
Income tax benefit / (expense) (a) + (b)	—	—	—